Revenues, net (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Disaggregated by Revenue Source
	Six months ended June 30,
	2024	2025
Revenues derived from spot charters, net	$8,740	$2,167
Revenues derived from time charters, net	16,975	16,589
Revenues, net	$25,715	$18,756

Schedule of Accounts Receivable Disaggregated Revenue

The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as December 31, 2024 and June 30, 2025:

	December 31, 2024	June 30, 2025
Accounts receivable trade from spot charters	$4,635	$1,709
Accounts receivable trade from time charters	453	812
Less: Bad debt provisions	(26)	(26)
Less: Allowance for credit losses	(22)	(22)
Total	$5,040	$2,473